Transamerica International Stock

SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)

	Shares	Value
COMMON STOCKS - 95.3%
Australia - 3.2%
Aristocrat Leisure Ltd.	55,925	$ 1,991,718
BlueScope Steel Ltd.	72,203	1,048,471
CSL Ltd.	5,300	1,075,704
Evolution Mining Ltd.	761,627	1,973,356
Goodman Group, REIT	58,234	1,344,395
Mineral Resources Ltd. (A)	12,645	452,220
Qantas Airways Ltd. (B)	648,622	2,747,863
South32 Ltd.	245,771	492,942
		11,126,669
Belgium - 0.3%
Anheuser-Busch InBev SA	17,817	1,057,869
Denmark - 4.5%
Danske Bank AS	121,726	3,722,684
Genmab AS (B)	5,390	1,522,522
Novo Nordisk AS, Class B	77,374	10,251,504
		15,496,710
Finland - 0.2%
UPM-Kymmene OYJ	27,045	894,541
France - 8.6%
BNP Paribas SA	15,829	1,084,504
Cie de Saint-Gobain SA	20,171	1,730,384
Covivio SA, REIT	21,120	1,087,198
Credit Agricole SA	102,662	1,557,943
Eiffage SA	20,923	2,082,293
Hermes International SCA	456	996,513
L'Oreal SA	5,446	2,355,109
LVMH Moet Hennessy Louis Vuitton SE	3,470	2,447,607
Publicis Groupe SA (A)(B)	13,320	1,390,561
Renault SA	112,007	5,428,098
Sanofi SA	10,909	1,124,636
Societe Generale SA	102,653	2,662,507
TotalEnergies SE	43,519	2,936,066
Unibail-Rodamco-Westfield, REIT (B)	22,596	1,689,756
Veolia Environnement SA	37,545	1,179,427
		29,752,602
Germany - 6.1%
Allianz SE	2,282	642,760
Bayerische Motoren Werke AG	21,441	1,988,634
Daimler Truck Holding AG	33,458	1,291,778
Deutsche Telekom AG	159,568	4,173,897
E.ON SE	162,785	2,282,753
Fresenius SE & Co. KGaA (B)	31,100	1,114,336
Infineon Technologies AG	65,483	2,274,758
SAP SE	28,269	5,976,639
Vonovia SE	44,130	1,353,035
		21,098,590
Hong Kong - 1.5%
AIA Group Ltd.	299,400	2,002,643
CK Hutchison Holdings Ltd.	358,000	1,870,231
CLP Holdings Ltd.	73,500	630,822
Jardine Matheson Holdings Ltd.	18,000	634,121
		5,137,817
	Shares	Value
COMMON STOCKS (continued)
Ireland - 0.2%
DCC PLC	11,990	$ 826,051
Israel - 1.5%
Teva Pharmaceutical Industries Ltd., ADR (B)	298,600	5,204,598
Italy - 2.5%
Enel SpA	255,015	1,820,597
Ferrari NV	2,634	1,084,082
Intesa Sanpaolo SpA	919,414	3,733,586
Iveco Group NV	49,214	505,385
Leonardo SpA	70,744	1,685,502
		8,829,152
Japan - 27.9%
Asahi Group Holdings Ltd.	65,300	2,403,901
Canon, Inc.	67,700	2,119,125
Chugoku Electric Power Co., Inc.	127,200	925,088
Daiichi Sankyo Co. Ltd.	60,800	2,476,242
Daiwa House Industry Co. Ltd.	74,500	2,109,719
Disco Corp.	5,800	1,939,500
FUJIFILM Holdings Corp.	218,500	5,195,040
Fujitsu Ltd.	163,100	2,961,922
Honda Motor Co. Ltd.	190,800	2,038,616
Inpex Corp.	59,800	923,401
ITOCHU Corp.	92,100	4,723,204
Japan Tobacco, Inc.	44,900	1,321,191
JFE Holdings, Inc.	116,100	1,700,674
KDDI Corp.	108,600	3,267,775
Marubeni Corp.	203,500	3,829,822
Mitsubishi Corp.	106,500	2,199,444
Mitsubishi UFJ Financial Group, Inc.	383,200	4,426,094
Mitsui & Co. Ltd.	94,700	2,197,408
Mizuho Financial Group, Inc.	67,790	1,549,689
MS&AD Insurance Group Holdings, Inc.	119,800	2,824,229
Murata Manufacturing Co. Ltd.	45,500	1,012,283
NEC Corp.	25,000	2,163,866
Nintendo Co. Ltd.	38,500	2,127,448
Nippon Telegraph & Telephone Corp.	2,778,500	2,961,084
Nomura Holdings, Inc.	432,800	2,668,475
Olympus Corp.	54,600	942,619
Otsuka Holdings Co. Ltd.	65,800	3,353,714
Recruit Holdings Co. Ltd.	52,900	3,033,460
Renesas Electronics Corp.	70,400	1,212,561
Sekisui Chemical Co. Ltd.	137,100	2,068,564
Sekisui House Ltd. (A)	53,400	1,338,008
Seven & i Holdings Co. Ltd.	100,900	1,208,253
SoftBank Group Corp.	17,800	1,087,801
Sony Group Corp.	28,200	2,504,684
Sumitomo Corp.	134,800	3,349,448
Sumitomo Mitsui Financial Group, Inc.	92,700	6,694,138
Sysmex Corp.	64,100	1,049,398
Takeda Pharmaceutical Co. Ltd.	28,600	802,924
Tokyo Electron Ltd.	6,600	1,381,032
Toyota Motor Corp.	249,200	4,787,320
		96,879,164
Transamerica Funds

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Netherlands - 6.1%
ASM International NV	2,307	$ 1,587,264
ASML Holding NV	10,278	9,570,579
Koninklijke Ahold Delhaize NV	26,676	859,372
Koninklijke Philips NV (B)	65,446	1,838,357
NN Group NV	71,715	3,598,957
Prosus NV	31,651	1,104,091
Stellantis NV	161,250	2,687,080
		21,245,700
New Zealand - 0.5%
Xero Ltd. (B)	17,841	1,625,621
Singapore - 2.3%
DBS Group Holdings Ltd.	191,480	5,247,205
Oversea-Chinese Banking Corp. Ltd.	246,700	2,745,930
		7,993,135
Spain - 4.0%
Banco Bilbao Vizcaya Argentaria SA	146,920	1,539,900
Banco Santander SA	1,165,795	5,623,967
CaixaBank SA	204,425	1,192,255
Cellnex Telecom SA (B)(C)	14,307	498,981
Iberdrola SA	270,150	3,568,193
Redeia Corp. SA	59,759	1,061,014
Repsol SA	43,318	617,841
		14,102,151
Sweden - 2.5%
Alfa Laval AB	37,936	1,677,380
Assa Abloy AB, Class B	56,496	1,720,546
Atlas Copco AB, A Shares	213,912	3,807,132
SKF AB, B Shares	77,768	1,445,774
		8,650,832
Switzerland - 7.1%
ABB Ltd.	48,662	2,701,063
Alcon, Inc.	29,305	2,774,730
Cie Financiere Richemont SA, Class A	7,942	1,211,404
Holcim AG	43,413	4,056,962
Logitech International SA	10,678	961,833
Nestle SA	16,839	1,705,666
Novartis AG	48,893	5,457,819
Roche Holding AG	7,075	2,290,598
UBS Group AG	113,810	3,448,519
		24,608,594
United Kingdom - 16.3%
3i Group PLC	180,886	7,277,173
AstraZeneca PLC	23,166	3,680,400
BAE Systems PLC	104,061	1,735,540
Barclays PLC	1,786,803	5,343,087
BP PLC	279,557	1,652,492
Coca-Cola Europacific Partners PLC	38,254	2,821,998
Compass Group PLC	54,932	1,691,631
GSK PLC	146,536	2,845,551
	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Halma PLC	39,422	$ 1,349,359
HSBC Holdings PLC	604,670	5,498,932
Imperial Brands PLC	73,379	2,022,460
Lloyds Banking Group PLC	1,802,576	1,377,078
Marks & Spencer Group PLC	211,157	891,832
Mondi PLC	84,278	1,647,775
RELX PLC	51,068	2,410,281
Rio Tinto PLC	28,787	1,872,102
Rolls-Royce Holdings PLC (B)	561,317	3,250,139
Sage Group PLC	97,353	1,360,854
Segro PLC, REIT	87,582	1,030,893
Shell PLC	81,115	2,957,768
SSE PLC	61,786	1,495,332
Standard Chartered PLC	160,135	1,581,859
Vodafone Group PLC	928,027	868,401
		56,662,937
Total Common Stocks (Cost $274,542,881)		331,192,733
PREFERRED STOCKS - 1.1%
Germany - 1.1%
Henkel AG & Co. KGaA, 2.34% (D)	13,224	1,131,204
Volkswagen AG, 8.81% (D)	23,396	2,611,063
Total Preferred Stocks (Cost $4,532,957)		3,742,267
OTHER INVESTMENT COMPANY - 0.8%
Securities Lending Collateral - 0.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.26% (D)	2,736,654	2,736,654
Total Other Investment Company (Cost $2,736,654)		2,736,654

	Principal	Value
REPURCHASE AGREEMENT - 3.2%
Fixed Income Clearing Corp., 2.50% (D), dated 07/31/2024, to be repurchased at $11,065,275 on 08/01/2024. Collateralized by a U.S. Government Obligation, 5.00%, due 09/30/2025, and with a value of $11,285,921.	$ 11,064,507	11,064,507
Total Repurchase Agreement (Cost $11,064,507)		11,064,507
Total Investments (Cost $292,876,999)		348,736,161
Net Other Assets (Liabilities) - (0.4)%		(1,240,016)
Net Assets - 100.0%		$ 347,496,145
Transamerica Funds

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$8,026,596	$323,166,137	$—	$331,192,733
Preferred Stocks	—	3,742,267	—	3,742,267
Other Investment Company	2,736,654	—	—	2,736,654
Repurchase Agreement	—	11,064,507	—	11,064,507
Total Investments	$10,763,250	$337,972,911	$—	$348,736,161
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
All or a portion of the security is on loan. The total value of the securities on loan is $3,077,899, collateralized by cash collateral of $2,736,654 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $497,161. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the total value of 144A securities is $498,981, representing 0.1% of the Fund's net assets.

(D)	Rate disclosed reflects the yield at July 31, 2024.
(E)
There were no transfers in or out of Level 3 during the period ended July 31, 2024. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica International Stock

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica International Stock (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Funds

Transamerica International Stock

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds